Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)
Operations and Organization [Line Items]
Net (loss)/income		¥ 97,042	$ 13,877	¥ 75,226	¥ (550,117)
Net cash used in operating activities		55,186	$ 7,891	(67,912)	(438,145)
Accumulated deficit		(5,761,700)		(5,867,042)		$ (823,914)
Net current liability		1,212,400
VIEs [Member]
Operations and Organization [Line Items]
Service fee		3,929,448		4,136,016	4,104,867
Registered capital		21,000		21,000
Non-distributable statutory reserves		8,213		6,443
Net cash used in operating activities		237,931		52,548	8,055
VIEs [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee		2,218,500		¥ 2,626,400	¥ 2,881,000
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount		¥ 3,600
Variable interest entity principal agreement term period		10 years	10 years
Variable interest entity principal agreement term extend period		10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period		20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount		¥ 1,400
Variable interest entity principal agreement term period		10 years	10 years
Variable interest entity principal agreement term extend period		10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period		20 years	20 years
NetEase [Member] | Revolving Loan Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $							$ 300,000	$ 300,000
Maturity of line of credit facility		Mar. 31, 2030	Mar. 31, 2030
Loans Payable, Noncurrent		¥ 926,600				$ 132,100
NetEase [Member] | Revolving Loan Facility [Member] | Subsequent Event [Member]
Operations and Organization [Line Items]
Line of credit, repaid | $	$ 15,000